CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenue	$ 858,198	$ 715,102
Costs and expenses:
Direct costs	626,244	505,293
Selling, general and administrative expense	98,535	87,196
Depreciation and amortization	17,405	16,322
Total costs and expenses	742,184	608,811
Income from operations	116,014	106,291
Interest income	257	1,809
Interest expense	(2,727)	(3,181)
Income before provision for income taxes	113,544	104,919
Provision for income taxes	(16,148)	(12,590)
Income before share of earnings from equity method investments	97,396	92,329
Share of equity method investments	(274)	0
Net income	97,122	92,329
Net income attributable to noncontrolling interest	0	(633)
Net income attributable to the Group	$ 97,122	$ 91,696
Net income per Ordinary Share attributable to the Group (note 11):
Basic (USD per share)	$ 1.84	$ 1.63
Diluted (USD per share)	$ 1.82	$ 1.62
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	52,811,460	53,348,355
Diluted (in shares)	53,310,453	53,905,022